Fair Value Measurements - Recurring Measurements (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets:
Derivative Assets	$ 0	$ 0	$ 431	$ 0
Liabilities:
Derivative liabilities	10,379	2,910	0	5,205
Recurring [Member]
Assets:
Derivative Assets			431
Recurring [Member] | Quoted Prices in Active Markets Level 1
Assets:
Derivative Assets			0
Liabilities:
Derivative liabilities	0	0		0
Recurring [Member] | Significant Other Observable Inputs Level 2
Assets:
Derivative Assets			431
Liabilities:
Derivative liabilities	10,379	2,910		5,205
Recurring [Member] | Significant Unobservable Inputs Level 3
Assets:
Derivative Assets			0
Liabilities:
Derivative liabilities	0	0		0
Recurring [Member] | Total
Assets:
Derivative Assets			431
Liabilities:
Derivative liabilities	$ 10,379	$ 2,910		$ 5,205